DUE TO RELATED PARTIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2025	Jun. 26, 2024
Related Party Transaction [Line Items]
Bridge Loan				$ 1,100,000
Convertible Note Payable Related Party
Debt Instrument, Face Amount	$ 1,100,000		$ 499,933
Debt Conversion, Converted Instrument, Amount	1,100,000
Debt Instrument, Unamortized Discount	1,100,000			1,100,000
Previously Reported [Member]
Related Party Transaction [Line Items]
Convertible Note Payable Related Party	36,565
Debt Instrument, Unamortized Discount	36,565
Harthorne Capital Inc [Member]
Related Party Transaction [Line Items]
Due to related parties	1,753,417	2,834,323	7,725,288
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	653,417	2,834,323	$ 1,556,138
Salary and Wage, Excluding Cost of Good and Service Sold		$ 2,500,000
Bridge Loan				$ 1,100,000
Convertible Note Payable Related Party	$ 36,565